CONVERTIBLE SENIOR NOTES AND CAPPED CALL OPTIONS (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	May 17, 2011 USD ($) $ / shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Jul. 17, 2017 CNY (¥)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Aggregate principal amount		¥ 800,000,000					¥ 300,000,000
Stated interest rate							0.00%
Fair value of convertible notes			¥ 0	¥ 856,064,385
Foreign exchange gain (loss)		¥ 845,071	43,055,871	51,733,120
Capped Call Option [Member]
Debt Instrument [Line Items]
Convertible debt, conversion price | $ / shares	$ 48.21
Premium paid for derivative | $	$ 18.0
Derivative, fair value				17,490,323
Change in fair value of convertible senior notes and capped call option			¥ 18,226,535	6,170,282
2016 Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount | $	$ 125.0
Debt issuance date					May 17, 2011
Debt maturity date					May 15, 2016
Stated interest rate	4.00%
Convertible debt, conversion rate	29.6307
Convertible debt, conversion price | $ / shares	$ 33.75
Debt covenant, ownership interest threshold	50.00%
Face value of notes repurchased | $					$ 2.0	$ 100.5		$ 22.5
Percentage of notes repurchased		80.40%	18.00%		1.60%
Percentage of price redeemed at		99.00%	96.00%		41.00%
Fair value of convertible notes		¥ 0		650,916,976
Foreign exchange gain (loss)			¥ 392,924	44,945,341
Gain (loss) from change in fair value of convertible senior notes			¥ 5,533,892	22,926,918
2019 Notes [Member]
Debt Instrument [Line Items]
Aggregate principal amount | $						$ 150.0
Stated interest rate		4.00%				4.00%
Convertible debt, conversion rate		21.8221
Convertible debt, conversion price | $ / shares						$ 45.83
Face value of notes repurchased | $						$ 61.1		$ 88.9
Percentage of notes repurchased		0.00%	59.30%
Percentage of price redeemed at		0.00%	96.00%
Fair value of convertible notes		¥ 65,342	¥ 423,739,708
Gain (loss) from change in fair value of convertible senior notes		¥ 86,482,065	¥ 86,482,065	¥ 14,526,000